Income Tax - Summary of Charge for Current Taxation Income Tax Rates on Taxable Profit (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Line Items]
Income tax rates	9.60%	8.90%	10.30%
Malta
Disclosure Of Income Taxes [Line Items]
Income tax rates	5.00%	35.00%	30.00%
Cayman Islands
Disclosure Of Income Taxes [Line Items]
Income tax rates	0.00%
Brazil
Disclosure Of Income Taxes [Line Items]
Income tax rates	34.00%
Colombia
Disclosure Of Income Taxes [Line Items]
Income tax rates	35.00%
Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Ecuador
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Uruguay
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Panama
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Paraguay
Disclosure Of Income Taxes [Line Items]
Income tax rates	10.00%
Nicaragua
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
Rwanda
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
Kenya
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
Tanzania
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
Uganda
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
United States of America
Disclosure Of Income Taxes [Line Items]
Income tax rates	21.00%
Ivory Coast
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
El Salvador
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
BANGLADESH
Disclosure Of Income Taxes [Line Items]
Income tax rates	32.50%
Dominican Republic
Disclosure Of Income Taxes [Line Items]
Income tax rates	27.00%
Israel
Disclosure Of Income Taxes [Line Items]
Income tax rates	23.00%
Mexico
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
India
Disclosure Of Income Taxes [Line Items]
Income tax rates	22.00%
Peru
Disclosure Of Income Taxes [Line Items]
Income tax rates	29.50%
Morocco
Disclosure Of Income Taxes [Line Items]
Income tax rates	10.00%
Egypt
Disclosure Of Income Taxes [Line Items]
Income tax rates	22.50%
South Africa
Disclosure Of Income Taxes [Line Items]
Income tax rates	28.00%
Nigeria
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
Indonesia
Disclosure Of Income Taxes [Line Items]
Income tax rates	22.00%
Honduras
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Philippines
Disclosure Of Income Taxes [Line Items]
Income tax rates	20.00%
Singapore
Disclosure Of Income Taxes [Line Items]
Income tax rates	17.00%
Malaysia
Disclosure Of Income Taxes [Line Items]
Income tax rates	24.00%
Thailand
Disclosure Of Income Taxes [Line Items]
Income tax rates	20.00%
United Arab Emirates
Disclosure Of Income Taxes [Line Items]
Income tax rates	0.00%
Vietnam
Disclosure Of Income Taxes [Line Items]
Income tax rates	20.00%
Japan
Disclosure Of Income Taxes [Line Items]
Income tax rates	35.00%
Ghana
Disclosure Of Income Taxes [Line Items]
Income tax rates	25.00%
Cameroon
Disclosure Of Income Taxes [Line Items]
Income tax rates	33.00%
Costa Rica
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
Bottom of Range | United Kingdom
Disclosure Of Income Taxes [Line Items]
Income tax rates	0.00%
Bottom of Range | Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates	30.00%
Bottom of Range | Guatemala
Disclosure Of Income Taxes [Line Items]
Income tax rates	5.00%
Bottom of Range | Chile
Disclosure Of Income Taxes [Line Items]
Income tax rates	27.00%
Bottom of Range | Morocco
Disclosure Of Income Taxes [Line Items]
Income tax rates	20.00%
Top of Range | United Kingdom
Disclosure Of Income Taxes [Line Items]
Income tax rates	19.00%
Top of Range | Argentina
Disclosure Of Income Taxes [Line Items]
Income tax rates	35.00%
Top of Range | Guatemala
Disclosure Of Income Taxes [Line Items]
Income tax rates	7.00%
Top of Range | Chile
Disclosure Of Income Taxes [Line Items]
Income tax rates	10.00%
Top of Range | Morocco
Disclosure Of Income Taxes [Line Items]
Income tax rates	31.00%